Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0000728535
Registrant Name	HUNT J B TRANSPORT SERVICES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A